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REZA PISHVA

reza.pishva@dechert.com
+1 213 808 5736 Direct

October 16, 2013

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C 20549-1090

Re:  RBC Funds Trust (SEC File Nos. 333-111986 / 811-21475)

Dear Sir or Madam:

On behalf of RBC Funds Trust, an open-end management investment company (the “Trust”), attached for electronic filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, is one copy of Post-Effective Amendment No. 53 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed for the purpose of registering Class I shares of the RBC Short Duration Fixed Income Fund and RBC Ultra-Short Fixed Income Fund, two new series of the Trust. No fee is required in connection with this filing.

Please direct any comments or questions on the enclosed materials to me at (213) 808-5736 or Jon Rand at (212) 698-3634. Thank you in advance for your consideration.

Very truly yours,

/s/ Reza Pishva

Reza Pishva

Enclosures